Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment Benefits
Service cost	$ 175,648	$ 148,987
Interest cost	193,313	187,470
Prior service cost for plan amendments	(40,124)	40,542
Interest on plan assets	(69,546)	(84,973)
Net periodic cost	$ 259,291	$ 292,026